Subsequent Events - Additional Information (Detail) $ in Billions	Apr. 27, 2023 $ / shares	Mar. 31, 2023 Towers	Feb. 06, 2023	Feb. 03, 2023 Towers	Apr. 14, 2023 MXN ($)
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Validity of Agreement of Shareholders			10 years
Subsequent Events [Member] | Telecommunications Towers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of telecommunications towers transferred under spin off		3,480
Subsequent Events [Member] | Sitios Latam [Member] | Telecommunications Towers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of telecommunications towers transferred under spin off		2,980		1,388
Approval of Shareholders Transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repurchase funds authorised amount | $					$ 20
Dividends paid, ordinary shares per share | $ / shares	$ 0.46